Advances for drillships under construction	6 Months Ended
Jun. 30, 2013
Advances For Drillships Under Construction [Abstract]
Advances for Rigs and Drillships under Construction

5. Advances for drillships under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2012.

The movement of the account during the six month period ended June 30, 2013 was as follows:

Balance, December 31, 2012	$ 992,825
Capitalized costs	83,819
Balance, June 30, 2013	$ 1,076,644